Other investments - Schedule of other investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other current investments	$ 333	$ 169
Other non-current investments	2,746	1,276
Contingent consideration receivable relating to disposals	1,999	598	$ 893
Other investments	333	169
Other investments	2,746	1,276
Other investments
Disclosure of financial assets [line items]
Other current investments	0	0
Other non-current investments	913	571
Other investments	0	0
Other investments	913	571
Other
Disclosure of financial assets [line items]
Other current investments	16	47
Other non-current investments	151	229
Other investments	16	47
Other investments	151	229
Contingent consideration [member]
Disclosure of financial assets [line items]
Other current investments	317	122
Other non-current investments	1,682	476
Other investments	317	122
Other investments	$ 1,682	$ 476